UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    --------

                                   FORM N-CSR
                                    --------

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  INVESTMENT COMPANY ACT FILE NUMBER 811-06400

                         THE ADVISORS' INNER CIRCLE FUND
               (Exact name of registrant as specified in charter)
                                    --------


                               101 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                                 SEI Corporation
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: (877) 446-3863

                    DATE OF FISCAL YEAR END: OCTOBER 31, 2008

                   DATE OF REPORTING PERIOD: OCTOBER 31, 2008

ITEM 1.    REPORTS TO STOCKHOLDERS.


                        THE ADVISORS' INNER CIRCLE FUND

                               (LSV LOGO OMITTED)
                                VALUE EQUITY FUND

                          ANNUAL REPORT TO SHAREHOLDERS
                                OCTOBER 31, 2008

                      THIS INFORMATION MUST BE PRECEDED OR
                      ACCOMPANIED BY A CURRENT PROSPECTUS.
                 INVESTORS SHOULD READ THE PROSPECTUS CAREFULLY
                                BEFORE INVESTING.

                               (LSV LOGO OMITTED)
              MANAGER'S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE

The total net return of the LSV Value Equity Fund, the benchmark Russell 1000 Value Index and S&P 500 Index for the fiscal year, trailing three-years, five-years, and since inception (March 31, 1999) as of October 31, 2008 were as follows (* denotes annualized periods):

                                   12 Months        3 Years          5 Years           Since
FUND:                           Ended 10/31/08   Ended 10/31/08*   Ended 10/31/08*   Inception*
                                --------------   ---------------   ---------------   ----------
LSV VALUE EQUITY FUND               -40.90%          -7.80%            1.09%            3.69%
Benchmark:
RUSSELL 1000 VALUE INDEX            -36.80           -5.24             1.90             1.91
Broad Market:
S&P 500 Index                       -36.10           -5.21             0.26            -1.28

The past 18 months have been particularly challenging for our deep value approach. When we analyze stock returns based upon deciles of expected returns as estimated by our quantitative model, we observe that our model over the long-run (since 1969) shows a very large and positive return spread between the cheapest deciles and the most expensive deciles. In the past 18 months; however, that relationship has been reversed as stocks with higher price-to-earnings, price-to-cash flow, and price-to-book ratios have outperformed the cheaper companies we favor. The negative impact of our deep value bias has been most evident within the Financials and Consumer Staples sectors. Our sector exposures (which are limited to +/- 5% relative to the benchmark weight) worked against us in the trailing year, most notably, our underweight to the valuation rich Consumer Staples sector which was the best performing sector in the period (down 13%). The Fund's smaller size bias also detracted from relative results as the largest capitalization stocks in the Index held up better than mid-cap stocks.

We have seen periods like this before in both our backtests as well as live experience managing portfolios and it is not surprising to us when we struggle in these environments. However, it has also been our observation that during the longer-tailed value recoveries, our excess returns are quite substantial. We have no way of calling inflection points or the exact duration of the cycles, so we remain committed to our deep value approach which has delivered strong long-term results. We see no reason the same pattern will not occur again when the cycle reverts back to the long-term trend.

While we realize this has been an unsettling period for investors with no shortage of daily news to distract all of us, LSV remains focused as always on long-term portfolio positioning and model research to best serve our clients in the years to come. Both the absolute and relative valuations of the portfolio are extremely compelling as shown below. While short-term predictions are difficult to make, we do believe the patient investor will be rewarded in the coming two to three years based on these attractive valuations.

                                LSV Value Equity   Russell 1000    S&P 500
Characteristic                       Fund           Value Index     Index
------------------------        ----------------   ------------   ---------
Price-to-Earnings Ratio              8.4x             10.2x         10.8x
Price-to-Cash Flow Ratio             4.7x              5.8x          7.3x
Wtd. Avg. Market Cap:             $66.5 bil         $86.1 bil     $79.7 bil

The information provided herein represents the opinion of the manager and is not intended to be a forecast of future events, a guarantee of future results or investment advice.

The Russell 1000 Value Index is a widely-recognized, capitalization-weighted (companies with larger market capitalizations have more influence than those with smaller market capitalization) index of U.S. companies with lower forecasted growth rates and price-to-book ratios.

The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value weighted index (stock price times number of shares outstanding), with each stock's weight in the Index proportionate to its market value. The S&P 500 Index is one of the most widely used benchmarks of U.S. equity performance. It is not possible to invest directly in an index.

   COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN THE LSV VALUE
                 EQUITY FUND VERSUS THE RUSSELL 1000 VALUE INDEX

  Total Return for the Periods Ended October 31, 2008(1)
---------------------------------------------------------
           Annualized   Annualized
One Year   Three Year    Five Year        Annualized
 Return      Return       Return     Inception to Date(2)
--------   ----------   ----------   --------------------
(40.90)%     (7.80)%       1.09%            3.69%

                                  (LINE GRAPH)

                 LSV Value Equity Fund   Russell 1000 Value Index(3)
                 ---------------------   ---------------------------
 3/31/99(2)            $10,000                   $10,000
10/31/99                10,330                    10,615
10/31/00                10,936                    11,201
10/31/01                10,953                     9,872
10/31/02                10,364                     8,883
10/31/03                13,404                    10,915
10/31/04                15,690                    12,602
10/31/05                18,055                    14,097
10/31/06                22,002                    17,121
10/31/07                23,945                    18,976
10/31/08                14,150                    11,993

----------
(1) The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, may be worth less than its original cost. Past performance does not guarantee future results. The Fund's performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike a fund's returns, do not reflect any fees or expenses. If such fees and expenses were included in the Index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index. Fee waivers were in effect previously, if they had not been in effect, performance would have been lower. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(2)   The LSV Value Equity Fund commenced operations on March 31, 1999.

(3) The Russell 1000 Value Index is a widely-recognized, capitalization-weighted (companies with larger market capitalizations have more influence than those with smaller market capitalization) index of U.S. companies with lower forecasted growth rates and price-to-book ratios.

October 31, 2008

SECTOR WEIGHTINGS (UNAUDITED)+:

                                  (BAR CHART)

Financials                      23.4%
Energy                          18.4%
Health Care                     11.6%
Industrials                     10.2%
Consumer Discretionary           9.9%
Telecommunication Services       7.0%
Information Technology           5.4%
Materials                        5.3%
Consumer Staples                 4.7%
Utilities                        3.0%
Repurchase Agreement             1.1%

+     Percentages are based on total investments.

SCHEDULE OF INVESTMENTS                                                  Value
LSV VALUE EQUITY FUND                                       Shares       (000)
-------------------------------------------------------   ---------   ----------
COMMON STOCK (98.6%)
AEROSPACE & DEFENSE (3.0%)
  Boeing                                                    243,500   $   12,728
  L-3 Communications Holdings                                59,500        4,829
  Northrop Grumman                                          315,200       14,780
  Textron                                                   553,200        9,791
  United Technologies                                       120,700        6,634
                                                                      ----------
                                                                          48,762
                                                                      ----------
AIRCRAFT (1.2%)
  Honeywell International                                   257,000        7,826
  Lockheed Martin                                           131,900       11,218
                                                                      ----------
                                                                          19,044
                                                                      ----------
APPAREL RETAIL (0.5%)
  Gap                                                       675,800        8,745
                                                                      ----------
APPAREL/TEXTILES (0.4%)
  Jones Apparel Group                                       534,900        5,943
                                                                      ----------
AUTOMOTIVE (0.5%)
  Autoliv                                                   149,100        3,185
  Goodyear Tire & Rubber*                                   543,400        4,847
                                                                      ----------
                                                                           8,032
                                                                      ----------
AUTOPARTS (0.3%)
  ArvinMeritor                                              878,500        5,201
                                                                      ----------
BANKS (10.4%)
  Bank of America                                         1,837,100       44,403
  Comerica                                                  458,100       12,639
  Huntington Bancshares                                   1,355,500       12,810
  JPMorgan Chase                                          1,265,400       52,198
  Keycorp                                                   812,800        9,941
  Popular                                                   326,577        2,482
  Regions Financial                                         939,237       10,416
  SunTrust Banks                                            145,850        5,854
  Wachovia                                                1,263,400        8,098
  Zions Bancorporation                                      227,300        8,662
                                                                      ----------
                                                                         167,503
                                                                      ----------
BIOTECHNOLOGY (1.4%)
  Amgen*                                                    368,400       22,064
                                                                      ----------
BROADCASTING, NEWSPAPERS & ADVERTISING (0.5%)
  CBS, Cl B                                                 562,800        5,465
  Sinclair Broadcast Group, Cl A                            726,000        2,345
                                                                      ----------
                                                                           7,810
                                                                      ----------
BUSINESS SERVICES (0.0%)
  Avis Budget Group*                                         77,780          128
                                                                      ----------
CHEMICALS (3.0%)
  Dow Chemical                                              585,800       15,623
  Eastman Chemical                                          191,100        7,719
  Ferro                                                     378,400        5,858
  Lubrizol                                                  239,700        9,008
  PPG Industries                                            189,600        9,400
                                                                      ----------
                                                                          47,608
                                                                      ----------
COMPUTERS & SERVICES (3.6%)
  Computer Sciences*                                        394,500       11,898
  Hewlett-Packard                                           192,700        7,377
  International Business Machines                           133,400       12,402
  Microsoft                                                 237,600        5,306
  Seagate Technology                                      1,154,700        7,817
  Sun Microsystems*                                         838,600        3,858
  United Online                                             344,600        2,550
  Western Digital*                                          455,900        7,522
                                                                      ----------
                                                                          58,730
                                                                      ----------
CONSUMER PRODUCTS (1.4%)
  Hasbro                                                    305,300        8,875
  Mattel                                                    511,600        7,684
  Polaris Industries                                        192,705        6,489
                                                                      ----------
                                                                          23,048
                                                                      ----------
DIVERSIFIED MANUFACTURING (0.1%)
  Tredegar                                                  149,400        2,199
                                                                      ----------
ELECTRICAL SERVICES (2.5%)
  Alliant Energy                                            369,700       10,862
  OGE Energy                                                240,800        6,574
  Pinnacle West Capital                                     309,700        9,802
  Xcel Energy                                               782,700       13,634
                                                                      ----------
                                                                          40,872
                                                                      ----------
FINANCIAL SERVICES (3.7%)
  Advance America Cash Advance Centers                      622,300        1,668
  Citigroup                                               2,050,952       27,996

    The accompanying notes are an integral part of the financial statements.

SCHEDULE OF INVESTMENTS

October 31, 2008

                                                                         Value
LSV VALUE EQUITY FUND                                       Shares       (000)
-------------------------------------------------------   ---------   ----------
  Discover Financial Services                               413,900   $    5,070
  Goldman Sachs Group                                       102,500        9,481
  Morgan Stanley                                            846,100       14,781
                                                                      ----------
                                                                          58,996
                                                                      ----------
FOOD, BEVERAGE & TOBACCO (2.2%)
  Coca-Cola Enterprises                                     953,100        9,579
  Del Monte Foods                                           583,224        3,680
  Pepsi Bottling Group                                      632,100       14,614
  PepsiAmericas                                              89,300        1,691
  Supervalu                                                 395,600        5,633
                                                                      ----------
                                                                          35,197
                                                                      ----------
GAS/NATURAL GAS (0.4%)
  Nicor                                                     143,000        6,608
                                                                      ----------
HOTELS & LODGING (0.1%)
  Wyndham Worldwide                                         155,560        1,274
                                                                      ----------
HOUSEHOLD PRODUCTS, FURNITURE & FIXTURES (1.3%)
  Leggett & Platt                                           444,200        7,711
  Whirlpool                                                 269,700       12,582
                                                                      ----------
                                                                          20,293
                                                                      ----------
INSURANCE (8.5%)
  Allstate                                                  750,200       19,798
  American Financial Group                                  592,100       13,458
  Chubb                                                     613,500       31,792
  Cigna                                                     151,200        2,465
  Cincinnati Financial                                      269,700        7,009
  Coventry Health Care*                                     278,904        3,679
  Genworth Financial, Cl A                                  567,200        2,745
  Hartford Financial Services Group                         363,400        3,750
  Lincoln National                                          195,031        3,362
  Loews                                                     214,800        7,133
  MetLife                                                   201,400        6,691
  Nationwide Financial Services, Cl A                       171,378        8,108
  Old Republic International                                156,690        1,443
  Prudential Financial                                      176,400        5,292
  Stancorp Financial Group                                  136,200        4,642
  Travelers                                                 359,204       15,284
                                                                      ----------
                                                                         136,651
                                                                      ----------
LEASING & RENTING (0.4%)
  Ryder System                                              165,100        6,541
                                                                      ----------
MACHINERY (3.8%)
  Black & Decker                                            278,192       14,082
  Caterpillar                                               467,100       17,829
  Crane                                                     368,000        6,024
  Cummins                                                   156,100        4,035
  Illinois Tool Works                                       242,600        8,101
  Parker Hannifin                                           267,500       10,371
  Stanley Works                                              40,600        1,329
                                                                      ----------
                                                                          61,771
                                                                      ----------
MEASURING DEVICES (0.1%)
  MKS Instruments*                                          123,449        2,290
                                                                      ----------
MOTORCYCLE MANUFACTURERS (1.0%)
  Harley-Davidson                                           623,800       15,271
                                                                      ----------
MULTIMEDIA (0.7%)
  Time Warner                                             1,158,500       11,689
                                                                      ----------
OFFICE EQUIPMENT (1.8%)
  3M                                                        215,600       13,863
  IKON Office Solutions                                     916,900       15,798
                                                                      ----------
                                                                          29,661
                                                                      ----------
OIL & GAS EQUIPMENT & SERVICES (0.5%)
  Tidewater                                                 166,921        7,279
                                                                      ----------
PAPER & PAPER PRODUCTS (0.9%)
  International Paper                                       830,100       14,294
                                                                      ----------
PETROLEUM & FUEL PRODUCTS (17.9%)
  Apache                                                     94,100        7,747
  Chevron                                                 1,111,800       82,940
  ConocoPhillips                                            920,300       47,874
  Exxon Mobil                                             1,194,100       88,507
  Marathon Oil                                              811,400       23,612
  Occidental Petroleum                                      290,400       16,129
  Patterson-UTI Energy                                      346,600        4,599
  Sunoco                                                    150,000        4,575
  Tesoro                                                    223,000        2,156
  Valero Energy                                             504,200       10,377
                                                                      ----------
                                                                         288,516
                                                                      ----------
PHARMACEUTICALS (9.8%)
  Bristol-Myers Squibb                                      528,100       10,853
  Eli Lilly                                                 531,000       17,958
  Forest Laboratories*                                      353,500        8,212
  King Pharmaceuticals*                                     947,600        8,329
  Merck                                                     357,000       11,049
  Pfizer                                                  3,888,200       68,860
  Schering Plough                                           579,854        8,402
  Wyeth                                                     764,100       24,589
                                                                      ----------
                                                                         158,252
                                                                      ----------
PHOTOGRAPHIC EQUIPMENT & SUPPLIES (0.1%)
  Eastman Kodak                                             235,000        2,157
                                                                      ----------
PRINTING & PUBLISHING (0.9%)
  AH Belo, Cl A                                             316,000          673
  American Greetings, Cl A                                  310,900        3,631
  Gannett                                                   234,500        2,579
  Lexmark International, Cl A*                              299,400        7,734
                                                                      ----------
                                                                          14,617
                                                                      ----------
REINSURANCE (0.8%)
  Everest Re Group                                          161,700       12,079
                                                                      ----------
RETAIL (3.4%)
  Barnes & Noble                                            120,100        2,267
  Home Depot                                                354,000        8,351

    The accompanying notes are an integral part of the financial statements.

SCHEDULE OF INVESTMENTS

October 31, 2008

                                                                         Value
LSV VALUE EQUITY FUND                                       Shares       (000)
-------------------------------------------------------   ---------   ----------
RETAIL (CONTINUED)
  JC Penney                                                 165,200   $    3,952
  Kroger                                                  1,022,400       28,075
  Safeway                                                   572,900       12,186
                                                                      ----------
                                                                          54,831
                                                                      ----------
SECURITIES BROKERAGE/DEALERS (0.4%)
  Merrill Lynch                                             343,700        6,389
                                                                      ----------
SEMI-CONDUCTORS/INSTRUMENTS (0.8%)
  Sanmina-SCI*                                            1,588,500        1,191
  Texas Instruments                                         430,200        8,415
  Vishay Intertechnology*                                   874,800        3,770
                                                                      ----------
                                                                          13,376
                                                                      ----------
SPECIALTY CHEMICALS (0.9%)
  Sherwin-Williams                                          262,200       14,922
                                                                      ----------
STEEL & STEEL WORKS (1.4%)
  Alcoa                                                     548,200        6,310
  Nucor                                                     236,100        9,564
  Reliance Steel & Aluminum                                 181,400        4,542
  United States Steel                                        65,500        2,416
                                                                      ----------
                                                                          22,832
                                                                      ----------
TECHNOLOGY DISTRIBUTORS (0.3%)
  Insight Enterprises*                                      452,500        4,403
                                                                      ----------
TELEPHONES & TELECOMMUNICATIONS (7.0%)
  AT&T                                                    2,445,900       65,477
  CenturyTel                                                369,400        9,275
  Verizon Communications                                  1,258,200       37,331
                                                                      ----------
                                                                         112,083
                                                                      ----------
TRUCKING (0.7%)
  Arkansas Best                                             189,700        5,537
  Con-way                                                   155,600        5,297
                                                                      ----------
                                                                          10,834
                                                                      ----------
TOTAL COMMON STOCK
  (Cost $2,313,823)                                                    1,588,795
                                                                      ----------
WARRANTS (0.0%)
  Washington Mutual (A)                                      25,900            3
                                                                      ----------
TOTAL WARRANTS
  (Cost $0)                                                                    3
                                                                      ----------

                                                            Face
                                                           Amount       Value
                                                            (000)       (000)
                                                          ---------  -----------
REPURCHASE AGREEMENT (1.1%)
  Morgan Stanley
    0.750%, dated 10/31/08, to be repurchased on
    11/03/08, repurchase price $16,973,204
    (collateralized by a U.S. Treasury Bond, par
    value $12,804,401, 8.500%, 02/15/20, with total
    market value $17,311,619)                             $  16,972  $    16,972
                                                                     -----------
TOTAL REPURCHASE AGREEMENT
  (Cost $16,972)                                                          16,972
                                                                     -----------
TOTAL INVESTMENTS (99.7%)
  (Cost $2,330,795)                                                  $ 1,605,770
                                                                     ===========

----------
Percentages are based on Net Assets of $1,611,099 (000).

*     Non-income producing security.

(A) This warrant represents a potential distribution settlement in a legal claim and does not have a strike price or expiration date.

Cl    Class

    The accompanying notes are an integral part of the financial statements.

STATEMENT OF ASSETS AND LIABILITIES (000)

October 31, 2008

                                                                                                LSV VALUE
                                                                                               EQUITY FUND
                                                                                            -----------------
Assets:
    Investments at Value (Cost $2,330,795) ...............................................  $       1,605,770
    Receivable from Investment Securities Sold ...........................................              2,142
    Dividend and Interest Receivable .....................................................              3,718
    Receivable for Capital Shares Sold ...................................................              2,067
    Prepaid Expenses .....................................................................                 11
                                                                                            -----------------
       Total Assets ......................................................................          1,613,708
                                                                                            -----------------
Liabilities:
    Payable for Investment Securities Purchased ..........................................              1,531
    Payable due to Investment Advisor ....................................................                769
    Payable due to Administrator .........................................................                 86
    Payable due to Trustees ..............................................................                  6
    Payable due to Chief Compliance Officer ..............................................                  4
    Other Accrued Expenses ...............................................................                213
                                                                                            -----------------
       Total Liabilities .................................................................              2,609
                                                                                            -----------------
    Net Assets ...........................................................................  $       1,611,099
                                                                                            =================
Net Assets Consist of:
    Paid-in Capital ......................................................................  $       2,351,963
    Undistributed Net Investment Income ..................................................             45,181
    Accumulated Net Realized Loss on Investments .........................................            (61,020)
    Net Unrealized Depreciation on Investments ...........................................           (725,025)
                                                                                            -----------------
    Net Assets ...........................................................................  $       1,611,099
                                                                                            =================
Institutional Shares:
    Outstanding Shares of Beneficial Interest (unlimited authorization -- no par value)...        148,148,480(1)
                                                                                            -----------------
Net Asset Value, Offering and Redemption Price Per Share .................................  $           10.87
                                                                                            =================

----------
(1) Shares have not been rounded.

    The accompanying notes are an integral part of the financial statements.

STATEMENT OF OPERATIONS (000)

For the year ended October 31, 2008

                                                                                               LSV VALUE
                                                                                              EQUITY FUND
                                                                                             --------------
Investment Income:
    Dividends Income (less foreign withholding taxes of $18) .............................   $       72,615
    Interest .............................................................................              144
                                                                                             --------------
       Total Investment Income ...........................................................           72,759
                                                                                             --------------
Expenses:
    Investment Advisory Fees .............................................................           13,284
    Administration Fees ..................................................................            1,334
    Trustees' Fees .......................................................................               21
    Chief Compliance Officer Fees ........................................................               15
    Custodian Fees .......................................................................              211
    Printing Fees ........................................................................              202
    Transfer Agent Fees ..................................................................              125
    Professional Fees ....................................................................               98
    Registration and Filing Fees .........................................................               22
    Insurance and Other Fees .............................................................               43
                                                                                             --------------
    Total Expenses .......................................................................           15,355
Less: Fees Paid Indirectly -- (see Note 4) ...............................................               (2)
                                                                                             --------------
    Net Expenses .........................................................................           15,353
                                                                                             --------------
           Net Investment Income .........................................................           57,406
                                                                                             --------------
    Net Realized Loss on Investments .....................................................          (60,498)
    Net Change in Unrealized Appreciation (Depreciation) on Investments ..................       (1,162,617)
                                                                                             --------------
       Net Realized and Unrealized Loss on Investments ...................................       (1,223,115)
                                                                                             --------------
    Net Decrease in Net Assets Resulting From Operations .................................   $   (1,165,709)
                                                                                             ==============

    The accompanying notes are an integral part of the financial statements.

STATEMENT OF CHANGES IN NET ASSETS (000)

For the years ended October 31,


                                                                                     LSV VALUE EQUITY FUND
                                                                                 -----------------------------
                                                                                      2008           2007
                                                                                 -------------   -------------
Operations:
    Net Investment Income .....................................................   $     57,406   $     54,964
    Net Realized Gain (Loss) on Investments ...................................        (60,498)       163,689
    Net Change in Unrealized Appreciation (Depreciation) on Investments .......     (1,162,617)        30,489
                                                                                  ------------   ------------
       Net Increase/(Decrease) in Net Assets Resulting From Operations ........     (1,165,709)       249,142
                                                                                  ------------   ------------
Dividends and Distributions:
    Net Investment Income .....................................................        (56,273)       (43,083)
    Net Realized Gain .........................................................       (164,210)       (49,975)
                                                                                  ------------   ------------
       Total Dividends and Distributions ......................................       (220,483)       (93,058)
                                                                                  ------------   ------------
Capital Share Transactions:
    Issued ....................................................................        322,500        538,693
    In Lieu of Dividends and Distributions ....................................        210,552         88,047
    Redeemed ..................................................................       (659,294)      (477,008)
                                                                                  ------------   ------------
       Net Increase/(Decrease) in Net Assets Derived
              From Capital Share Transactions .................................       (126,242)       149,732
                                                                                  ------------   ------------
           Total Increase/(Decrease) in Net Assets ............................     (1,512,434)       305,816
                                                                                  ------------   ------------
Net Assets:
    Beginning of Year .........................................................      3,123,533      2,817,717
                                                                                  ------------   ------------
    End of Year (including undistributed net investment income
       of $45,181 and $44,067, respectively) ..................................   $  1,611,099   $  3,123,533
                                                                                  ============   ============
Shares Transactions:
    Issued ....................................................................         21,042         27,339
    In Lieu of Dividends and Distributions ....................................         11,935          4,546
    Redeemed ..................................................................        (41,744)       (24,217)
                                                                                  ------------   ------------
    Net Increase/(Decrease) in Shares Outstanding from Share Transactions .....         (8,767)         7,668
                                                                                  ============   ============

The accompanying notes are an integral part of the financial statements.

FINANCIAL HIGHLIGHTS

For a Share Outstanding Throughout Each Year

For the Years Ended October 31,

        Net                   Realized and               Dividends
       Asset                   Unrealized                   from     Distributions      Total
       Value         Net         Gains         Total        Net          from         Dividends
     Beginning    Investment  (Losses) on       from     Investment    Realized          and
      of Year       Income    Investments    Operations    Income        Gains      Distributions
     ----------  -----------  ------------  -----------  ----------  -------------  -------------
LSV VALUE EQUITY FUND
2008 $ 19.91     $0.37(1)      $  (7.98)      $  (7.61)    $ (0.35)   $  (1.08)      $  (1.43)
2007   18.88      0.33(1)          1.31           1.64       (0.28)      (0.33)         (0.61)
2006   15.92      0.31(1)          3.10           3.41       (0.16)      (0.29)         (0.45)
2005   14.40      0.23(1)          1.90           2.13       (0.21)      (0.40)         (0.61)
2004   12.58      0.22             1.89           2.11       (0.16)      (0.13)         (0.29)

                                                           Ratio
        Net                       Net                      of Net
       Asset                     Assets        Ratio     Investment
       Value                      End       of Expenses    Income     Portfolio
        End         Total        of Year     to Average  to Average   Turnover
      of Year      Return+       (000)       Net Assets  Net Assets     Rate
     ----------  -----------  ------------  -----------  ----------  -----------
LSV VALUE EQUITY FUND
2008 $   10.87     (40.90)%   $  1,611,099      0.64%       2.38%        25%
2007     19.91       8.83        3,123,533      0.62        1.75         20
2006     18.88      21.86        2,817,717      0.64        1.77         12
2005     15.92      15.07        1,009,298      0.67        1.47         12
2004     14.40      17.06          338,185      0.69        1.86         20

----------
+ Total returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(1)   Per share calculations were performed using average shares for the period.

    The accompanying notes are an integral part of the financial statements.

NOTES TO FINANCIAL STATEMENTS

October 31, 2008

1.    ORGANIZATION:

THE ADVISORS' INNER CIRCLE FUND (the "Trust") is organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated February 18, 1997. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with 34 funds. The financial statements herein are those of the LSV Value Equity Fund (the "Fund"). The Fund seeks long-term growth of capital by investing in undervalued stocks which are out of favor in the market. The financial statements of the remaining funds of the Trust are not presented herein, but are presented separately. The assets of each fund are segregated, and a shareholder's interest is limited to the fund in which shares are held.

2.    SIGNIFICANT ACCOUNTING POLICIES:

The following is a summary of the significant accounting policies followed by the Fund.

      Use of Estimates -- The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

      Security Valuation -- Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value.

      Securities for which market prices are not "readily available" are valued in accordance with Fair Value Procedures established by the Fund's Board of Trustees (the "Board"). The Fund's Fair Value Procedures are implemented through a Fair Value Committee (the "Committee") designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security's trading has been halted or suspended; the security has been de-listed from a national exchange; the security's primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security's primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee. As of October 31, 2008, there were no fair valued securities.

      Federal Income Taxes -- It is the Fund's intention to continue to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of the Subchapter M of the Internal Revenue Code of 1986, as amended and to distribute substantially all of its income to shareholders. Accordingly, no provision for Federal income taxes has been made in the financial statements.

      On April 30, 2008, the Fund adopted Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes ("FIN 48"). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the affirmative evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether it is more-likely-than-not (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. A tax position that meets the more-likely-than-not recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. Differences between tax positions taken in a tax return and amounts recognized in the financial statements will generally result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable), including the recognition of any related interest and penalties as an operating expense. Implementation of FIN 48 included a review of tax positions taken in tax years that remain subject to examination by tax authorities (i.e., the last 4 tax year ends, as

NOTES TO FINANCIAL STATEMENTS

October 31, 2008

      applicable). The adoption of FIN 48 did not impact the Fund's net assets or results of operations.

      Security Transactions and Investment Income -- Security transactions are accounted for on the date the security is purchased or sold (trade date). Costs used in determining realized gains and losses on the sales of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-date. Interest income is recognized on an accrual basis.

      Repurchase Agreements -- In connection with transactions involving repurchase agreements, a third party custodian bank takes possession of the underlying securities ("collateral"), the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

      Expenses -- Expenses that are directly related to the Fund are charged to the Fund. Other operating expenses of the Trust are prorated to the Fund based on the number of funds and/or relative daily net assets.

      Dividends and Distributions to Shareholders -- Dividends from net investment income, if any, are declared and paid to shareholders annually. Any net realized capital gains are distributed to shareholders at least annually.

3.    TRANSACTIONS WITH AFFILIATES:

Certain officers of the Trust are also officers of SEI Investments Global Funds Services ( the "Administrator"), a wholly owned subsidiary of SEI Investments Company and/or SEI Investments Distribution Co. (the "Distributor"). Such officers are paid no fees by the Trust for serving as officers of the Trust.

A portion of the services provided by the Chief Compliance Officer ("CCO") and his staff, whom are employees of the Administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust's Advisors and service providers as required by SEC regulations. The CCO's services have been approved by and reviewed by the Board.

4.    ADMINISTRATION, DISTRIBUTION, TRANSFER AGENCY AND CUSTODIAN AGREEMENTS:

The LSV Funds (the "Funds") and the Administrator are parties to an Administration Agreement, under which the Administrator provides administrative services at an annual rate of 0.07% of the Funds' first $1 billion of average daily net assets; 0.06% of the Funds' average daily net assets between $1 billion and $1.5 billion; 0.04% of the Funds' average daily net assets between $1.5 billion and $3 billion; and .035% of the Funds' average daily net assets over $3 billion. There is a minimum annual fee of $150,000 per Fund and $25,000 for each additional class.

The Trust and Distributor are parties to a Distribution Agreement dated November 14, 1991, as Amended and Restated November 14, 2005. The Distributor receives no fees for its distribution services under this agreement.

DST Systems, Inc. serves as the transfer agent and dividend disbursing agent for the Fund under a transfer agency agreement with the Trust. During the year ended October 31, 2008, the Fund earned $2,292 in cash management credits which were used to offset transfer agent expenses. This amount is labeled as "Fees Paid Indirectly" on the Statement of Operations.

U.S. Bank, N.A. acts as custodian (the "Custodian") for the Fund. The Custodian plays no role in determining the investment policies of the Fund or which securities are to be purchased and sold by the Fund.

5.    INVESTMENT ADVISORY AGREEMENT:

The Trust and LSV Asset Management (the "Adviser") are parties to an Investment Advisory Agreement under which the Adviser receives an annual fee equal to 0.55% of the Fund's average daily net assets. The Adviser has voluntarily agreed to waive its fee in order to limit the Fund's total operating expenses to a maximum of 0.75% of the Fund's average daily net assets. The Adviser reserves the right to terminate this arrangement at any time at its discretion.

6.    INVESTMENT TRANSACTIONS:

The cost of security purchases and the proceeds from security sales, other than short-term investments, for the year ended October 31, 2008, were as follows
(000):

PURCHASES
    U.S. Government .........................  $      --
    Other ...................................    605,284

SALES
    U.S. Government .........................  $      --
    Other ...................................    905,951

7.    FEDERAL TAX INFORMATION:

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which

NOTES TO FINANCIAL STATEMENTS

October 31, 2008

may differ from U.S. generally accepted accounting principles. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to undistributed net investment income (loss), accumulated net realized gain (loss) or to paid-in-capital, as appropriate, in the period that the differences arise.

Accordingly, the following permanent differences, primarily attributable to distribution reclasses, have been reclassified to (from) the following accounts
(000):

      (DECREASE)             INCREASE
   UNDISTRIBUTED NET       ACCUMULATED
      INVESTMENT             REALIZED
        INCOME                 GAIN
-----------------------   --------------
         $(19)                 $19


The tax character of dividends and distributions paid during the years ended October 31, 2008 and 2007 was as follows (000):

                           ORDINARY   LONG-TERM
                            INCOME   CAPITAL GAIN    TOTAL
                           --------  ------------  ---------
2008                       $ 80,186  $ 140,297     $ 220,483
2007                         54,672     38,386        93,058

As of October 31, 2008, the components of distributable earnings (accumulated losses) on a tax basis were as follows (000):

Undistributed Ordinary Income                         $   45,181
Capital Loss Carryforwards                               (60,498)
Unrealized Depreciation                                 (725,547)
                                                      ----------
Total Accumulated Losses                              $ (740,864)
                                                      ==========

For Federal income tax purposes, capital loss carryforwards represent realized losses of the Fund that may be carried forward a maximum of eight years and applied against future capital gains as follows (000):

              TOTAL CAPITAL LOSS
 EXPIRES        CARRYFORWARDS
 10/31/16            2008
-----------   ------------------
 $ 60,498         $ 60,498

The total cost of securities for Federal income tax purposes and the aggregate gross unrealized appreciation and depreciation on investments held by the Fund at October 31, 2008, were as follows (000):

                 AGGREGATED     AGGREGATED
                   GROSS          GROSS           NET
  FEDERAL        UNREALIZED     UNREALIZED     UNREALIZED
  TAX COST      APPRECIATION   DEPRECIATION   DEPRECIATION
-------------   ------------   ------------   ------------
$  2,331,317    $   84,345     $  (809,892)   $  (725,547)

8.    OTHER:

At October 31, 2008, 14% of total shares outstanding were held by one record shareholder. This shareholder was comprised of an omnibus account that was held on behalf of various individual shareholders.

In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

9.    THE FINANCIAL ACCOUNTING STANDARDS BOARD

In September 2006, the Financial Accounting Standards Board issued Statement on Financial Accounting Standards (SFAS) No. 157, "Fair Value Measurements." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of October 31, 2008, the Fund does not believe the adoption of SFAS No. 157 will impact the amounts reported in the financial statements, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements reported in the financial statements for a fiscal period.

In March 2008, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards (SFAS) No. 161, Disclosures about Derivative Instruments and Hedging Activities. SFAS No. 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS No. 161 requires enhanced disclosures about the Fund's derivative and hedging activities, including how such activities are accounted for and their effect on the Fund's financial position, performance, and cash flows. Management is currently evaluating the impact the adoption of SFAS No. 161 will have on the Fund's financial statements and related disclosures.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees
LSV Value Equity Fund of
The Advisors' Inner Circle Fund

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the LSV Value Equity Fund (one of the series constituting The Advisors' Inner Circle Fund (the "Trust")) as of October 31, 2008, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for each of the two years in the period ended October 31, 2005 were audited by other auditors, whose report dated December 22, 2005, expressed an unqualified opinion on those financial highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Trust's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2008, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the LSV Value Equity Fund of The Advisors' Inner Circle Fund at October 31, 2008, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the three years in the period then ended, in conformity with U.S. generally accepted accounting principles.

                                                             [ERNST & YOUNG LLP]

Philadelphia, Pennsylvania
December 19, 2008

DISCLOSURE OF FUND EXPENSES (UNAUDITED)

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from the mutual fund's gross income and directly reduce your final investment return. These expenses are expressed as a percentage of the mutual fund's average net assets; this percentage is known as the mutual fund's expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table below illustrates your Fund's costs in two ways:

- ACTUAL FUND RETURN. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The "Expenses Paid During Period" column shows the actual dollar expense incurred by a $1,000 investment in the Fund, and the "Ending Account Value" number is derived from deducting that expense from the Fund's gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = $8.6), then multiply that ratio by the number shown for your Fund under "Expenses Paid During Period."

- HYPOTHETICAL 5% RETURN. This section helps you compare your Fund's costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund's comparative cost by comparing the hypothetical result for your Fund in the "Expense Paid During Period" column with those that appear in the same charts in the shareholder reports for other mutual funds.

NOTE: Because the hypothetical return is set at 5% for comparison purposes -- NOT your Fund's actual return -- the account values shown do not apply to your specific investment.

                                           Beginning      Ending                    Expenses
                                            Account       Account     Annualized      Paid
                                             Value         Value        Expense      During
                                           05/01/08      10/31/08       Ratios       Period*
                                           ---------    ----------    ----------    --------
LSV Value Equity Fund

ACTUAL FUND RETURN
Institutional Shares                       $1,000.00    $   664.00       0.64%       $ 2.68

HYPOTHETICAL 5% RETURN
Institutional Shares                       $1,000.00    $ 1,021.92       0.64%       $ 3.25

----------
* Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

TRUSTEES AND OFFICERS OF THE ADVISORS' INNER CIRCLE FUND (UNAUDITED)

Set forth below are the names, ages, position with the Trust, term of office, length of time served and the principal occupations for the last five years of each of the persons currently serving as Trustees and Officers of the Trust. Trustees who are deemed not to be "interested persons" of the Trust are referred to as "Independent Board Members." Messrs. Nesher and Doran are Trustees who may be deemed to be "interested" persons of the Portfolio as that term is defined in the 1940 Act by virtue of their affiliation with the Trust's Distributor. The Trust's Statement of Additional Information ("SAI") includes additional information about the Trustees and Officers. The SAI may be obtained without charge by calling 1-888-FUND-LSV. The following chart lists Trustees and Officers as of October 31, 2008.

                                                                                       NUMBER OF
                                                                                      PORTFOLIOS
                                    TERM OF                                        IN THE ADVISORS'
     NAME,          POSITION(S)    OFFICE AND                                      INNER CIRCLE FUND
    ADDRESS,         HELD WITH     LENGTH OF         PRINCIPAL OCCUPATION(S)          OVERSEEN BY        OTHER DIRECTORSHIPS
     AGE(1)          THE TRUST   TIME SERVED(2)        DURING PAST 5 YEARS           BOARD MEMBER       HELD BY BOARD MEMBER(3)
------------------ ------------- -------------- ---------------------------------- ----------------- -------------------------------
INTERESTED
BOARD MEMBERS

ROBERT A.            Chairman    (Since 1991)   Currently performs various                34         Trustee of The Advisors' Inner
NESHER             of the Board                 services on behalf of SEI                            Circle Fund II, Bishop Street
62 yrs. old         of Trustees                 Investments for which                                Funds, SEI Asset Allocation
                                                Mr. Nesher is compensated.                           Trust, SEI Daily Income Trust,
                                                                                                     SEI Institutional
                                                                                                     International Trust, SEI
                                                                                                     Institutional Investments
                                                                                                     Trust, SEI Institutional
                                                                                                     Managed Trust, SEI Liquid
                                                                                                     Asset Trust, SEI Tax Exempt
                                                                                                     Trust, and SEI Alpha Strategy
                                                                                                     Portfolios, L.P., Director of
                                                                                                     SEI Global Master Fund, plc,
                                                                                                     SEI Global Assets Fund, plc,
                                                                                                     SEI Global Investments Fund,
                                                                                                     plc, SEI Investments Global,
                                                                                                     Limited, SEI Investments --
                                                                                                     Global Fund Services, Limited,
                                                                                                     SEI Investments (Europe),
                                                                                                     Limited, SEI Investments --
                                                                                                     Unit Trust Management (UK),
                                                                                                     Limited, SEI Global Nominee
                                                                                                     Ltd., SEI Opportunity Fund,
                                                                                                     L.P., SEI Structured Credit
                                                                                                     Fund, L.P., and SEI
                                                                                                     Multi-Strategy Funds plc.

WILLIAM M.            Trustee    (Since 1992)   Self-employed consultant since            34         Trustee of The Advisors' Inner
DORAN                                           2003. Partner, Morgan, Lewis                         Circle Fund II, Bishop Street
1701 Market Street                              & Bockius LLP (law firm) from                        Funds, SEI Asset Allocation
Philadelphia,                                   1976 to 2003, counsel to the                         Trust, SEI Daily Income Trust,
PA 19103                                        Trust, SEI, SIMC, the                                SEI Institutional
68 yrs. old                                     Administrator and the Distributor.                   International Trust, SEI
                                                Secretary of SEI since 1978.                         Institutional Investments
                                                                                                     Trust, SEI Institutional
                                                                                                     Managed Trust, SEI Liquid
                                                                                                     Asset Trust, SEI Tax Exempt
                                                                                                     Trust, and SEI Alpha Strategy
                                                                                                     Portfolios, L.P., Director of
                                                                                                     SEI since 1974. Director of
                                                                                                     the Distributor since 2003.
                                                                                                     Director of SEI Investments --
                                                                                                     Global Fund Services, Limited,
                                                                                                     SEI Investments Global,
                                                                                                     Limited, SEI Investments
                                                                                                     (Europe), Limited, SEI
                                                                                                     Investments (Asia), Limited
                                                                                                     and SEI Asset Korea Co., Ltd.

----------
1 Unless otherwise noted, the business address of each Trustee is SEI Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.

2 Each Trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns or is removed in accordance with the Trust's Declaration of Trust.

3 Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e., "public companies") or other investment companies registered under the Investment Company Act of 1940.

TRUSTEES AND OFFICERS OF THE ADVISORS' INNER CIRCLE FUND (UNAUDITED)

                                                                                       NUMBER OF
                                                                                      PORTFOLIOS
                                    TERM OF                                         IN THE ADVISORS'
     NAME,          POSITION(S)    OFFICE AND                                      INNER CIRCLE FUND
    ADDRESS,         HELD WITH     LENGTH OF         PRINCIPAL OCCUPATION(S)          OVERSEEN BY         OTHER DIRECTORSHIPS
     AGE(1)          THE TRUST   TIME SERVED(2)        DURING PAST 5 YEARS            BOARD MEMBER       HELD BY BOARD MEMBER(3)
------------------ ------------- -------------- ---------------------------------- ----------------- -------------------------------
INDEPENDENT
BOARD MEMBERS

JAMES M.             Trustee     (Since 1994)   Attorney, sole practitioner                34        Trustee of The Advisors' Inner
STOREY                                          since 1994. Partner, Dechert                         Circle Fund II, Bishop Street
77 yrs. old                                     Price & Rhoads, September                            Funds, Massachusetts Health
                                                1987-December 1993.                                  and Education Tax-Exempt
                                                                                                     Trust, U.S. Charitable Gift
                                                                                                     Trust, SEI Asset Allocation
                                                                                                     Trust, SEI Daily Income Trust,
                                                                                                     SEI Institutional
                                                                                                     International Trust, SEI
                                                                                                     Institutional Investments
                                                                                                     Trust, SEI Institutional
                                                                                                     Managed Trust, SEI Liquid
                                                                                                     Asset Trust, SEI Tax Exempt
                                                                                                     Trust, and SEI Alpha Strategy
                                                                                                     Portfolios, L.P.

GEORGE J.            Trustee     (Since 1999)   Self-Employed Consultant,                  34        Trustee of The Advisors' Inner
SULLIVAN, JR.                                   Newfound Consultants Inc. since                      Circle Fund II, Bishop Street
65 yrs. old                                     April 1997.                                          Funds, State Street Navigator
                                                                                                     Securities Lending Trust, SEI
                                                                                                     Asset Allocation Trust, SEI
                                                                                                     Daily Income Trust, SEI
                                                                                                     Institutional International
                                                                                                     Trust, SEI Institutional
                                                                                                     Investments Trust, SEI
                                                                                                     Institutional Managed Trust,
                                                                                                     SEI Liquid Asset Trust, SEI
                                                                                                     Tax Exempt Trust, and SEI
                                                                                                     Alpha Strategy Portfolios,
                                                                                                     L.P., Director of SEI
                                                                                                     Opportunity Fund, L.P., and
                                                                                                     SEI Structured Credit Fund,
                                                                                                     L.P.

BETTY L.             Trustee     (Since 2005)   Vice President Compliance, AARP            34        Trustee of The Advisors' Inner
KRIKORIAN                                       Financial Inc. since September                       Circle Fund II and Bishop
65 yrs. old                                     2008. Self-Employed Legal and                        Street Funds.
                                                Financial Services Consultant
                                                since 2003. In-house Counsel,
                                                State Street Bank Global
                                                Securities and Cash Operations
                                                from 1995 to 2003.

CHARLES E.           Trustee     (Since 2005)   Self-Employed Business                     34        Director, Crown Pacific, Inc.
CARLBOM                                         Consultant, Business Project Inc.                    and Trustee of The Advisors'
74 yrs. old                                     since 1997. CEO and President,                       Inner Circle Fund II and
                                                United Grocers Inc. from 1997                        Bishop Street Funds.
                                                to 2000.

----------
1 Unless otherwise noted, the business address of each Trustee is SEI Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.

2 Each Trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns or is removed in accordance with the Trust's Declaration of Trust.

3 Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e., "public companies") or other investment companies registered under the Investment Company Act of 1940.

TRUSTEES AND OFFICERS OF THE ADVISORS' INNER CIRCLE FUND (UNAUDITED)

                                                                                       NUMBER OF
                                                                                      PORTFOLIOS
                                    TERM OF                                         IN THE ADVISORS'
     NAME,         POSITION(S)     OFFICE AND                                      INNER CIRCLE FUND       OTHER DIRECTORSHIPS
    ADDRESS,        HELD WITH      LENGTH OF         PRINCIPAL OCCUPATION(S)       OVERSEEN BY BOARD         HELD BY BOARD
     AGE(1)         THE TRUST    TIME SERVED(2)        DURING PAST 5 YEARS           MEMBER/OFFICER          MEMBER/OFFICER(3)
---------------- --------------- -------------- ---------------------------------- ----------------- -------------------------------
INDEPENDENT
BOARD MEMBERS (CONTINUED)

MITCHELL A.          Trustee     (Since 2005)   Private Investor since 1994.               34        Trustee of The Advisors' Inner
JOHNSON                                                                                              Circle Fund II, Bishop Street
66 yrs. old                                                                                          Funds, SEI Asset Allocation
                                                                                                     Trust, SEI Daily Income Trust,
                                                                                                     SEI Institutional
                                                                                                     International Trust, SEI
                                                                                                     Institutional Investments
                                                                                                     Trust, SEI Institutional
                                                                                                     Managed Trust, SEI Liquid
                                                                                                     Asset Trust, SEI Tax Exempt
                                                                                                     Trust, and SEI Alpha Strategy
                                                                                                     Portfolios, L.P.

JOHN K.              Trustee     (Since 2008)   CEO, Office of Finance, FHL                34        Director of Federal Home Loan
DARR                                            Banks from 1992 to 2007.                             Bank of Pittsburgh and Manna,
64 yrs. old                                                                                          Inc. and Trustee of The
                                                                                                     Advisors' Inner Circle Fund II
                                                                                                     and Bishop Street Funds.

OFFICERS

PHILIP T.           President    (Since 2008)   Managing Director of SEI                  N/A                     N/A
MASTERSON                                       Investments since 2006. Vice
44 yrs. old                                     President and Assistant Secretary
                                                of the Administrator from 2004 to
                                                2006. General Counsel of Citco
                                                Mutual Fund Services from
                                                2003 to 2004. Vice President
                                                and Associate Counsel for the
                                                Oppenheimer Funds from 2001
                                                to 2003.

MICHAEL            Treasurer,    (Since 2005)   Director, SEI Investments, Fund           N/A                     N/A
LAWSON           Controller and                 Accounting since July 2005.
48 yrs. old      Chief Financial                Manager, SEI Investments, Fund
                     Officer                    Accounting from April 1995 to
                                                February 1998 and November
                                                1998 to July 2005.

RUSSELL               Chief      (Since 2006)   Director of Investment Product            N/A                     N/A
EMERY              Compliance                   Management and Development at
45 yrs. old          Officer                    SEI Investments since February
                                                2003. Senior Investment Analyst,
                                                Equity team at SEI Investments
                                                from March 2000 to February 2003.

----------
1 Unless otherwise noted, the business address of each Trustee or officer is SEI Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.

2 Each Trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns or is removed in accordance with the Trust's Declaration of Trust.

3 Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e., "public companies") or other investment companies registered under the Investment Company Act of 1940.

TRUSTEES AND OFFICERS OF THE ADVISORS' INNER CIRCLE FUND (UNAUDITED)

                                                                                       NUMBER OF
                                                                                       PORTFOLIOS
                                     TERM OF                                       IN THE ADVISORS'
     NAME,          POSITION(S)    OFFICE AND                                      INNER CIRCLE FUND      OTHER DIRECTORSHIPS
    ADDRESS,        HELD WITH      LENGTH OF         PRINCIPAL OCCUPATION(S)          OVERSEEN BY            HELD BY BOARD
     AGE(1)         THE TRUST     TIME SERVED          DURING PAST 5 YEARS              OFFICER                 OFFICER
---------------- --------------- -------------- ---------------------------------- ----------------- ------------------------------
OFFICERS (CONTINUED)

JOSEPH M.        Vice President  (Since 2007)   Corporate Counsel of SEI since            N/A                     N/A
GALLO            and Secretary                  2007; Associate Counsel, ICMA
35 yrs. old                                     Retirement Corporation 2004-
                                                2007; Federal Investigator, U.S.
                                                Department of Labor 2002-2004;
                                                U.S. Securities and Exchange
                                                Commission - Division of
                                                Investment Management, 2003.

CAROLYN F.       Vice President  (Since 2007)   Corporate Counsel of SEI since            N/A                     N/A
MEAD             and Assistant                  2007; Associate, Stradley, Ronon,
51 yrs. old        Secretary                    Stevens & Young 2004-2007;
                                                Counsel, ING Variable Annuities,
                                                1999-2002.

JAMES            Vice President  (Since 2004)   Employed by SEI Investments               N/A                     N/A
NDIAYE           and Assistant                  Company since 2004. Vice
40 yrs. old        Secretary                    President, Deutsche Asset
                                                Management from 2003-2004.
                                                Associate, Morgan, Lewis &
                                                Bockius LLP from 2000-2003.
                                                Counsel, Assistant Vice
                                                President, ING Variable Annuities
                                                Group from 1999-2000.

TIMOTHY D.       Vice President  (Since 2000)   General Counsel, Vice President           N/A                     N/A
BARTO            and Assistant                  and Secretary of SEI Investments
40 yrs. old        Secretary                    Global Funds Services since 1999;
                                                Associate, Dechert (law firm) from
                                                1997-1999; Associate, Richter,
                                                Miller & Finn (law firm) from
                                                1994-1997.

ANDREW S.         AML Officer    (Since 2008)   Compliance Officer and Product            N/A                     N/A
DECKER                                          Manager, SEI, 2005-2008. Vice
45 yrs. old                                     President, Old Mutual Capital,
                                                2000-2005. Operations Director,
                                                Prudential Investments, 1998-2000.

----------
1 The business address of each officer is SEI Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.

                             NOTICE TO SHAREHOLDERS
                                       OF
                              LSV VALUE EQUITY FUND
                                   (UNAUDITED)

For shareholders that do not have an October 31, 2008 tax year end, this notice is for informational purposes only. For shareholders with an October 31, 2008 tax year end, please consult your tax advisor as to the pertinence of this notice. For the fiscal year ended October 31, 2008, the Fund is designating the following items with regard to distributions paid during the year.

                                                 DIVIDENDS
                                               QUALIFYING FOR
                                                 CORPORATE
 LONG TERM        ORDINARY                       DIVIDENDS      QUALIFYING    INTEREST        SHORT-TERM
CAPITAL GAIN       INCOME          TOTAL         RECEIVABLE      DIVIDEND     RELATED        CAPITAL GAIN
DISTRIBUTION   DISTRIBUTIONS   DISTRIBUTIONS    DEDUCTION (1)   INCOME (2)   DIVIDENDS (3)   DIVIDENDS (4)
------------   -------------   -------------   --------------   ----------   -------------   -------------
    64%             36%             100%            94%             94%           1%              100%

----------
(1) Qualifying dividends represent dividends which qualify for the corporate dividends received deduction and is reflected as a percentage of ordinary income distributions (the total of short term capital gain and net investment income distributions).

(2) The percentage in this column represents the amount of "Qualifying Dividend Income" as created by the Jobs and Growth Tax Relief Reconciliation Act of 2003 and is reflected as a percentage of ordinary income distributions (the total of short term capital gain and net investment income distributions). It is the intention of the aforementioned Fund to designate the maximum amount permitted by the law.

(3) The percentage in this column represents the amount of "Interest Related Dividends" as created by the American Jobs Creation Act of 2004 and is reflected as a percentage of net investment income distributions that is exempt from U.S withholding tax when paid to foreign investors. This provision of the Internal Revenue Code will be expiring for years beginning after January 1, 2010.

(4) The percentage in this column represents the amount of "Short-Term Capital Gain Dividends" as created by the American Jobs Creation Act of 2004 and is reflected as a percentage of short-term capital gain distributions that is exempt from U.S withholding tax when paid to foreign investors. This provision of the Internal Revenue Code will be expiring for years beginning after January 1, 2010.

      The information reported herein may differ from the information and distributions taxable to the shareholders for the calendar year ending December 31, 2008. Complete information will be computed and reported in conjunction with your 2008 Form 1099-DIV.

                                      NOTES

TRUST:

The Advisors' Inner Circle Fund

FUND:

LSV Value Equity Fund

ADVISER:

LSV Asset Management

DISTRIBUTOR:

SEI Investments Distribution Co.

ADMINISTRATOR:

SEI Investments Global Funds Services

LEGAL COUNSEL:

Morgan, Lewis & Bockius LLP

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM:

Ernst & Young LLP

The Fund files its complete schedule of Portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on form N-Q within sixty days after the end of the period. The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov, and may be reviewed and copied at the Commission's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that The Advisors' Inner Circle Fund uses to determine how to vote proxies (if any) relating to portfolio securities, as well as information relating to how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available without charge (i) upon request, by calling 888-FUND-LSV and (ii) on the Commission's website at http://www.sec.gov.


LSV-AR-004-1000

ITEM 2.    CODE OF ETHICS.

The registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, comptroller or principal accounting officer, and any person who performs a similar function.

ITEM 3.    AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1) The registrant's board of trustees has determined that the registrant has at least one audit committee financial expert serving on the audit committee.

(a)(2) The audit committee financial expert is John Darr and is independent as defined in Form N-CSR Item 3(a)(2).

ITEM 4.    PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Fees billed by PricewaterhouseCoopers LLP ("PwC") related to the Trust

PwC billed the Trust aggregate fees for services rendered to the Trust for the last two fiscal years was as follows:

------------------- ------------------------------------------------ ------------------------------------------------
                                         2008                                              2007
--------- --------- --------------- ---------------- --------------- ---------------- --------------- ---------------
                    All fees and    All fees and     All other       All fees and     All fees and    All other
                    services to     services to      fees and        services to      services to     fees and
                    the Trust       service          services to     the Trust that   service         services to
                    that were       affiliates       service         were             affiliates      service
                    pre-approved    that were        affiliates      pre-approved     that were       affiliates
                                    pre-approved     that did not                     pre-approved    that did not
                                                     require                                          require
                                                     pre-approval                                     pre-approval
--------- --------- --------------- ---------------- --------------- ---------------- --------------- ---------------
(a)       Audit        $246,200           $0               $0           $210,200            $0              $0
          Fees

--------- --------- --------------- ---------------- --------------- ---------------- --------------- ---------------
(b)       Audit-
          Related         $0              $0               $0              $0               $0              $0
          Fees

--------- --------- --------------- ---------------- --------------- ---------------- --------------- ---------------
(c)       Tax Fees        $0              $0               $0              $0               $0              $0

--------- --------- --------------- ---------------- --------------- ---------------- --------------- ---------------
(d)       All             $0              $0               $0              $0               $0              $0
          Other
          Fees

--------- --------- --------------- ---------------- --------------- ---------------- --------------- ---------------

Fees billed by Ernst & Young LLP ("E&Y") related to the Trust

E&Y billed the Trust aggregate fees for services rendered to the Trust for the last two fiscal years was as follows:

------------------- ------------------------------------------------ -----------------------------------------------
                                         2008                                              2007
--------- --------- --------------- ---------------- --------------- --------------- --------------- ---------------
                    All fees and    All fees and     All other       All fees and    All fees and    All other
                    services to     services to      fees and        services to     services to     fees and
                    the Trust       service          services to     the Trust       service         services to
                    that were       affiliates       service         that were       affiliates      service
                    pre-approved    that were        affiliates      pre-approved    that were       affiliates
                                    pre-approved     that did not                    pre-approved    that did not
                                                     require                                         require
                                                     pre-approval                                    pre-approval
--------- --------- --------------- ---------------- --------------- --------------- --------------- ---------------
(a)       Audit        $316,360           N/A             N/A           $353,110          N/A             N/A
          Fees

--------- --------- --------------- ---------------- --------------- --------------- --------------- ---------------
(b)       Audit-
          Related        N/A              N/A             N/A             N/A             N/A             N/A
          Fees

--------- --------- --------------- ---------------- --------------- --------------- --------------- ---------------
(c)       Tax Fees       N/A              N/A             N/A             N/A             N/A             N/A

--------- --------- --------------- ---------------- --------------- --------------- --------------- ---------------
(d)       All            N/A              N/A             N/A             N/A             N/A             N/A
          Other
          Fees

--------- --------- --------------- ---------------- --------------- --------------- --------------- ---------------




(e)(1) Not applicable.

(e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows (PwC):

                  --------------------------- ---------------- ---------------
                                                   2008             2007
                  --------------------------- ---------------- ---------------
                  Audit-Related Fees                0%               0%

                  --------------------------- ---------------- ---------------
                  Tax Fees                          0%               0%

                  --------------------------- ---------------- ---------------
                  All Other Fees                    0%               0%

                  --------------------------- ---------------- ---------------

(e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows (E&Y):

                  --------------------------- ---------------- ---------------
                                                   2008             2007
                  --------------------------- ---------------- ---------------
                  Audit-Related Fees                0%              N/A

                  --------------------------- ---------------- ---------------
                  Tax Fees                          0%              N/A

                  --------------------------- ---------------- ---------------
                  All Other Fees                    0%              N/A

                  --------------------------- ---------------- ---------------

(f)    Not applicable.

(g) The aggregate non-audit fees and services billed by PwC for the last two fiscal years were $0 and $0 for 2008 and 2007, respectively.

(g) The aggregate non-audit fees and services billed by E&Y for the last two fiscal years were $0 and $0 for 2008 and 2007, respectively.

(h) During the past fiscal year, all non-audit services provided by Registrant's principal accountant to either Registrant's investment adviser or to any entity controlling, controlled by, or under common control with Registrant's investment adviser that provides ongoing services to Registrant were pre-approved by the audit committee of Registrant's Board of Trustees. Included in the audit committee's pre-approval was the review and consideration as to whether the provision of these non-audit services is compatible with maintaining the principal accountant's independence.


ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to open-end management investment companies.

ITEM 6.  SCHEDULE OF INVESTMENTS

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end management investment companies.

ITEM 8.    PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to open-end management investment companies.

ITEM 10.   SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The trust, effective February 23, 2005, adopted procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees.

ITEM 11.   CONTROLS AND PROCEDURES.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting.

ITEM 12.   EXHIBITS.

(a)(1) Code of Ethics attached hereto.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.


--------------------------------------------------------------------------------


                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant)                            The Advisors' Inner Circle Fund


By (Signature and Title)*               /s/ Philip T. Masterson
                                        -----------------------
                                        Philip T. Masterson, President
Date:  December 28, 2008



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*               /s/ Philip T. Masterson
                                        -----------------------
                                        Philip T. Masterson, President
Date:  December 28, 2008



By (Signature and Title)*               /s/ Michael Lawson
                                        ------------------
                                        Michael Lawson, Treasurer,
                                        Controller & CFO
Date:  December 28, 2008


* Print the name and title of each signing officer under his or her signature.